RESTATEMENT OF FINANCIAL STATEMENTS (Details - Restated financial information) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in operating activities of continuing operations	$ (2,463,300)	$ (2,043,238)
Net cash provided by financing activities of continuing operations	$ 1,507,148	3,014,583
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in operating activities of continuing operations		(3,996,905)
Net cash provided by financing activities of continuing operations		4,968,250
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in operating activities of continuing operations		1,953,667
Net cash provided by financing activities of continuing operations		$ (1,953,667)